S000094758 [Member] N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DATUM ONE SERIES TRUST
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Aug. 20, 2025